Retirement And Other Benefit Plans (Narrative) (Details) (USD $) In Millions	Sep. 30, 2011	Sep. 30, 2010
Retirement And Other Benefit Plans [Abstract]
Accrued benefit liability related to other postretirement benefit obligations	$ 0.8	$ 0.7